CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Cash flows from operating activities:
Net income/(loss)	$ 164		$ (18)		$ (429)		22,879	5,298	(1,501)	4,710	2,308	1,535
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	88		108		130		2,985	2,956	3,017	2,408	2,461	2,028
Amortisation of intangible asset							239	395	164
Amortisation of land use right							149	141	177	163	163	163
(Gain)/loss on disposal of property, plant and equipment	0		1		22		225	(40)	4,186
Stock-based compensation expenses	2		0		0
Non-controlling interest in (loss)/profits of subsidiaries	(169)		113		309
Equity in profit/loss of affiliates	(892)		(325)		(9)
(Gain)/loss on disposal of intangible asset							(150)	(23)	92
Deferred tax assets	9		26		25		(1,391)	(446)	784
Decrease/(increase) in current assets:
Accounts receivable, net	(186)		(993)		655		(9,491)	79,243	(38,607)	(6,448)	(4,115)	(1,349)
Restricted cash										0	(10)	(1,459)
Note receivables										(322)	(2,942)	6,285
Other receivables										(6,074)	(1,094)	1,127
Dividend received										0	0	210
Amounts due from owners							0	0	2
Prepayments and other current assets	695		(436)		925		(33,249)	(52,792)	(27,508)
Inventories	(49)		159		(70)		(1,078)	(5,822)	(542)	5,909	(6,520)	(9,725)
Increase/(decrease) in current liabilities:
Accounts payable	446		(598)		838		77,861	(76,615)	43,737	1,767	5,457	4,570
Amount due to owner							0	9	0
Note payable										0	0	(1,183)
Other payables and accrued expenses	(585)		(299)		327		(27,160)	48,898	(2,501)	2,131	(920)	(8,251)
Other taxes payable							2,813	6,040	(11,579)
Income tax payable							296	(5,175)	(1,203)	405	805	211
Taxation payable	7		(293)		71
Other long-term liability										(73)	(87)	102
Net cash (used in)/provided by operating activities	(470)		(2,555)		2,794		34,928	2,067	(31,282)	4,576	(4,494)	(5,736)
Cash flows from investing activities:
Purchase of intangible asset							0	(39)	(126)
Purchase of short term investments										0	0	0
Purchase of property, plant and equipment	(10)		(51)		(41)		(52,566)	(1,983)	(3,358)	(664)	(1,404)	(3,540)
Sales proceeds from intangible assets							420	110	0
Proceeds on disposal of property, plant and equipment	0		1		2		923	69	0
Proceeds from sales of long term investments										0	0	(556)
Dividend received from affiliates	302		246		0
Restricted cash for issuance of bank guarantees	(314)		274		(593)
Dividend paid to non-controlling interest	(42)		(134)		0
Net cash (used in)/provided by investing activities	(64)		336		(632)		(51,223)	(1,843)	(3,484)	(664)	(1,404)	(4,096)
Cash flows from financing activities:
Repayment of bank borrowings							(104,690)	(88,100)	(41,000)	(50,300)	(18,200)	(300)
Advance of bank borrowings							137,900	92,790	60,000	50,100	26,800	0
Capital injection							0	0	0
Increase in amount due from shareholders										(3,200)	850	8,140
Dividend paid to owners							(9,180)	(6,120)	0	(2,250)	(2,250)	0
Purchase of treasury stock	0		0		(33)
Net cash (used in)/provided by financing activities	0		0		(33)		24,030	(1,430)	19,000	(5,650)	7,200	7,840
Effect of exchange rate changes on cash and cash equivalents	(15)		157		0
Net (decrease)/increase in cash and cash equivalents	(549)		(2,062)		2,129		7,735	(1,206)	(15,766)	(1,738)	1,302	(1,992)
Cash and cash equivalents, beginning of year	5,406		7,468		5,339		21,462	22,668	38,434	4,867	3,565	5,557
Cash and cash equivalents, end of year	4,857		5,406		7,468		29,197	21,462	22,668	3,129	4,867	3,565
Supplementary information
Interest received	27		45		46		148	194	149	17	32	68
Interest paid							6,279	4,695	3,920	(2,209)	(1,702)	(1,574)
Income taxes paid		3		340		8	2,263	396	6,348	79	0	0
Income tax refund										0	786	211